-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response: 5.0
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number  811-9078
                                   ---------------------------------------------

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   1288 Valley Forge Road, Suite 88
           Valley Forge, Pa                           19482
--------------------------------------------------------------------------------
(Address of principal executive offices)            (Zip code)

                           The Penn Street Fund, Inc.
                       Ms. Maria McGarry, Esq., Secretary
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (610) 935-4511
                                                    ----------------------------

Date of fiscal year end: October 31, 2003
                         --------------------

Date of reporting period: April 30, 2003
                          -------------------

Item 1 - Reports to Stockholders

                           McGlinn Balanced Portfolio

                Penn Street Advisors Sector Rotational Portfolio

                      Cumberland Taxable Income Portfolio

                       Baldwin Large-Cap Growth Portfolio

                               SEMI-ANNUAL REPORT
                                 April 30, 2003

                           MCGLINN BALANCED PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

COMMON STOCK - 54.94%                                   SHARES     MARKET VALUE
                                                        ------     ------------
   APPAREL - 1.00%
       Nike, Inc.                                          200     $     10,706
                                                                   ------------

   AUTO MANUFACTURERS - 0.67%
       General Motors Corp.                                200            7,210
                                                                   ------------

   BANKS - 2.86%
       Bank of America Corp.                               200           14,810
       Dime Bancorp, Inc.**                                300               42
       FleetBoston Financial Corp.                         600           15,912
                                                                   ------------
                                                                         30,764
                                                                   ------------
   CHEMICALS - 2.13%
       FMC Corp.*                                          300            5,436
       Praxair, Inc.                                       300           17,424
                                                                   ------------
                                                                         22,860
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES - 0.73%
       First Data Corp.                                    200            7,846
                                                                   ------------

   COMPUTERS - 3.83%
       Hewlett-Packard Co.                                 400            6,520
       International Business Machines Corp.               200           16,980
       Unisys Corp.*                                     1,700           17,680
                                                                   ------------
                                                                         41,180
                                                                   ------------
   COSMETICS & TOILETRIES - 0.46%
       Kimberly-Clark Corp.                                100            4,977
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONENTS - 1.42%
       Emerson Electric Co.                                300           15,210
                                                                   ------------

   FINANCIAL SERVICES - 4.95%
       Citigroup, Inc.                                     400           15,700
       Fannie Mae                                          300           21,717
       Merrill Lynch & Co., Inc.                           200            8,210
       Goldman Sachs Group, Inc.                           100            7,590
                                                                   ------------
                                                                         53,217
                                                                   ------------
   FOOD & BEVERAGES - 1.28%
       HJ Heinz Co.                                        150            4,482
       Kraft Foods, Inc.                                   300            9,270
                                                                   ------------
                                                                         13,752
                                                                   ------------
   FOREST PRODUCTS & PAPER - 2.07%
       Boise Cascade Corp.                                 500           11,485
       International Paper Co.                             300           10,725
                                                                   ------------
                                                                         22,210
                                                                   ------------
   INSURANCE - 4.53%
       American International Group, Inc.                  300           17,385
       Hartford Financial Services Group, Inc.             100            4,076
       Lincoln National Corp.                              200            6,392
       PMI Group, Inc.                                     300            9,246
       Travelers Property Casualty Corp.                   717           11,637
                                                                   ------------
                                                                         48,736
                                                                   ------------
   MANUFACTURING - 3.51%
       Honeywell International, Inc.                       400            9,440
       Ingersoll-Rand Co.                                  500           22,040
       Tyco International Ltd.                             400            6,240
                                                                   ------------
                                                                         37,720
                                                                   ------------
   MEDIA - 2.89%
       Clear Channel Communications, Inc.*                 300           11,733
       Dow Jones & Co., Inc.                               300           11,880
       Walt Disney Co.                                     400            7,464
                                                                   ------------
                                                                         31,077
                                                                   ------------

   OIL & GAS - 5.13%
       BP PLC - ADR                                        200            7,708
       Diamond Offshore Drilling                           300            5,592
       Marathon Oil Corp.                                  300            6,831
       Occidental Petroleum Corp.                          300            8,955
       Royal Dutch Petroleum Co. - GDR                     200            8,176
       Transocean, Inc.*                                   500            9,525
       Unocal Corp.                                        300            8,310
                                                                   ------------
                                                                         55,097
                                                                   ------------
   PACKAGING & CONTAINERS - 0.65%
       Smurfit-Stone Container Corp.*                      500            7,035
                                                                   ------------

   PHARMACEUTICALS - 5.04%
       Abbott Laboratories                                 200            8,126
       Bristol-Myers Squibb Co.                            500           12,770
       Eli Lilly & Co.                                     100            6,382
       Pfizer, Inc.                                        520           15,990
       Schering-Plough Corp.                               600           10,860
                                                                   ------------
                                                                         54,128
                                                                   ------------
   RETAIL - 1.74%
       Costco Wholesale Corp.*                             300           10,389
       Target Corp.                                        250            8,360
                                                                   ------------
                                                                         18,749
                                                                   ------------
   SEMICONDUCTORS - 2.57%
       Analog Devices, Inc.*                               400           13,248
       Micron Technology, Inc.                             600            5,100
       Texas Instruments, Inc.                             500            9,245
                                                                   ------------
                                                                         27,593
                                                                   ------------
   TELECOMMUNICATIONS - 6.90%
       Alltel Corp.                                        300           14,058
       AT&T Wireless Services, Inc.*                     1,500            9,690
       Cisco Systems, Inc.*                                700           10,528
       Motorola, Inc.                                      800            6,328
       Nokia OYJ                                           700           11,599
       SBC Communications, Inc.                            300            7,008
       Verizon Communications, Inc.                        400           14,952
                                                                   ------------
                                                                         74,163
                                                                   ------------
   TRANSPORTATION SERVICES - 0.58%
       United Parcel Service, Inc.                         100            6,212
                                                                   ------------
   TOTAL COMMON STOCKS (COST $665,734)                                  590,442
                                                                   ------------

FIXED INCOME SECURITIES - 19.36%
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
CORPORATE BONDS - 19.36%
   BANKS - 0.96%
       Wells Fargo & Co. 5.000% due 11/15/2014          10,000     $     10,331
                                                                   ------------

   COMPUTERS - 1.86%
       Compaq Computer Corp. 6.200% due 5/15/2003       15,000           15,015
       Hewlett-Packard Co. 3.625% due 3/15/2008          5,000            5,008
                                                                   ------------
                                                                         20,023
                                                                   ------------
   FINANCIAL SERVICES - 8.34%
       American General Finance Corp. 5.375%
         due 10/1/2012                                  10,000           10,391
       Boeing Capital Corp. 5.800% due 1/15/2013         5,000            5,139
       Citigroup, Inc. 4.875% due 5/07/2015              5,000            4,995
       Countrywide Home Loans, Inc. 4.250%
         due 12/19/2007                                  5,000            5,177
       FPL Group Capital, Inc. 7.625% due 9/15/2006      5,000            5,692
       Franklin Resources, Inc. 3.700% due 4/15/2008    10,000           10,023
       General Electric Capital Corp. 5.000%
         due 6/15/2007                                   5,000            5,384
       General Electric Capital Corp. 5.875%
         due 2/15/2012                                  15,000           16,406
       General Motors Acceptance Corp. 6.125%
         due 9/15/2006                                   5,000            5,189
       General Motors Acceptance Corp. 6.850%
         due 6/17/2004                                   5,000            5,209
       International Lease Finance Corp. 5.625%
         due 6/1/2007                                    5,000            5,234
       John Deere Capital Corp. 4.500%
         due 8/22/2007                                   5,000            5,224
       Merrill Lynch & Co., Inc. 6.000%
         due 2/17/2009                                   5,000            5,531
                                                                   ------------
                                                                         89,594
                                                                   ------------

   FOOD & BEVERAGES - 0.47%
       Diageo Capital Plc 3.500% due 11/19/2007          5,000            5,056
                                                                   ------------

   FOREST PRODUCTS & PAPER  - 0.52%
       International Paper Co. 8.125% due 7/8/2005       5,000            5,599
                                                                   ------------

   HEALTHCARE - SERVICES - 1.00%
       HCA, Inc. 7.125% due 6/1/2006                    10,000           10,750
                                                                   ------------

   HOME BUILDERS - 0.51%
       Centex Corp. 7.375% due 6/1/2005                  5,000            5,464
                                                                   ------------

   MEDIA - 0.48%
       Comcast Corp. 5.500% due 3/15/2011                5,000            5,158
                                                                   ------------

   OIL & GAS - 1.02%
       Conoco Funding Co. 5.450% due 10/15/2006         10,000           10,911
                                                                   ------------

   PHARMACEUTICALS - 1.05%
       Bristol-Myers Squibb Co. 5.750% due 10/1/2011     5,000            5,429
       Cardinal Health, Inc. 6.750% due 2/15/2011        5,000            5,822
                                                                   ------------
                                                                         11,251
                                                                   ------------
   SAVINGS & LOANS - 0.56%
       Sovereign Bancorp, Inc. 10.500%
         due 11/15/2006                                  5,000            6,050
                                                                   ------------

   TELECOMMUNICATIONS - 2.08%
       AT&T Corp. 7.000% due 11/15/2006                 10,000           10,723
       COX Communications, Inc. 7.750% due 8/15/2006     5,000            5,690
       Verizon Global Funding Corp. 7.375%
         due 9/1/2012                                    5,000            5,930
                                                                   ------------
                                                                         22,343
                                                                   ------------
   UTILITIES - 0.51%
       Progress Energy, Inc. 6.050% due 4/15/2007        5,000            5,482
                                                                   ------------
   TOTAL CORPORATE BONDS (COST $201,655)                                208,012
                                                                   ------------

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.98%
   UNITED STATES TREASURY NOTES - 8.55%
       United States Treasury 2.125% due 10/31/04       45,000     $     45,547
       United States Treasury 3.000% due 2/29/04        20,000           20,306
       United States Treasury 4.375% due 08/15/12       20,000           26,103
                                                                   ------------
                                                                         91,956
                                                                   ------------
   FEDERAL HOME LOAN MORTGAGE CORP. - 1.43%
       FHLMC 2.875% due 09/15/05                        15,000           15,351
                                                                   ------------
   TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY
     OBLIGATIONS (COST $106,847)                                        107,307
                                                                   ------------

SHORT-TERM INVESTMENTS - 14.82%
       Millennium Bank Money Market                    159,291     $    159,291
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $159,291)                         159,291
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $1,133,527) - 99.10%                 1,065,052
                                                                   ------------

OTHER ASSETS LESS LIABILITIES, NET - 0.90%                                9,672
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  1,074,724
                                                                   ============

*    Non-income producing security
**   Warrants: Non-income producing security
ADR  American Depositary Receipts
GDR  Global Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

                         PSA SECTOR ROTATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

COMMON STOCK - 96.76%                                   SHARES     MARKET VALUE
                                                        ------     ------------
   AGRICULTURAL PRODUCTS - 0.85%
       Bunge Ltd.                                        1,000     $     28,010
                                                                   ------------

   AUTO MANUFACTURERS - 2.83%
       Paccar, Inc.                                      1,600           93,456
                                                                   ------------

   AUTO PARTS & EQUIPMENT - 5.13%
       BorgWarner, Inc.                                  1,800          105,606
       Lear Corp.*                                       1,600           63,584
                                                                   ------------
                                                                        169,190
                                                                   ------------
   BANKS - 3.57%
       BOK Financial Corp.*                              3,266          117,772
                                                                   ------------

   CASINO & HOTELS - 0.80%
       Mandalay Resort Group*                            1,000           26,420
                                                                   ------------

   COMMERCIAL SERVICES - 2.59%
       McKesson Corp.                                    1,000           27,740
       Rent-A-Center, Inc.*                                900           57,780
                                                                   ------------
                                                                         85,520
                                                                   ------------
   COMPUTER SOFTWARE & SERVICES - 8.18%
       Citrix Systems, Inc.*                             2,000           37,920
       Electronic Arts, Inc.*                            1,500           88,905
       Fair Isaac Corp.                                  1,500           78,120
       First Data Corp.                                  1,000           39,230
       Microsoft Corp.                                   1,000           25,570
                                                                   ------------
                                                                        269,745
                                                                   ------------
   COMPUTERS - 7.37%
       Cognizant Technology Solutions Corp.*             1,500           26,940
       Factset Research Systems, Inc.                    1,000           34,800
       Imation Corp.                                     1,500           51,450
       Storage Technology Corp.*                         1,200           29,664
       Veritas Software Corp.*                           2,000           44,020
       Western Digital Corp.*                            6,000           55,980
                                                                   ------------
                                                                        242,854
                                                                   ------------
   COSMETICS & TOILETRIES - 3.61%
       Alberto-Culver Co.                                1,500           73,920
       Procter & Gamble Co.                                500           44,925
                                                                   ------------
                                                                        118,845
                                                                   ------------
   ENGINEERING & CONSTRUCTION - 2.50%
       Jacobs Engineering Group, Inc.*                   2,000           82,300
                                                                   ------------

   FINANCIAL SERVICES - 10.63%
       Capital One Financial Corp.                       1,100           46,057
       Countrywide Financial Corp.                       1,600          108,160
       Doral Financial Corp.                             2,700          108,027
       Fannie Mae                                          500           36,195
       Freddie Mac                                         900           52,110
                                                                   ------------
                                                                        350,549
                                                                   ------------
   FOOD & BEVERAGES - 2.50%
       Dean Foods Co.*                                   1,000           43,530
       Fresh Del Monte Produce, Inc.                     2,000           38,960
                                                                   ------------
                                                                         82,490
                                                                   ------------
   HEALTHCARE - PRODUCTS - 0.73%
       Patterson Dental Co.*                               600           24,102
                                                                   ------------

   HEALTHCARE - SERVICES - 8.34%
       Coventry Health Care, Inc.*                       2,700          110,214
       WellPoint Health Networks, Inc.*                  1,200           91,128
       UnitedHealth Group, Inc.                            800           73,704
                                                                   ------------
                                                                        275,046
                                                                   ------------
   HOME BUILDERS - 1.87%
       DR Horton, Inc.                                   1,350           31,995
       KB Home                                             600           29,562
                                                                   ------------
                                                                         61,557
                                                                   ------------
   INSURANCE - 7.24%
       AMBAC Financial Group, Inc.                       1,300           75,855
       Old Republic International Corp.                  2,500           76,500
       PMI Group, Inc.                                   2,800           86,296
                                                                   ------------
                                                                        238,651
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.59%
       Checkfree Corp.*                                  1,000           27,570
       Yahoo, Inc.*                                      1,000           24,780
                                                                   ------------
                                                                         52,350
                                                                   ------------
   LEISURE & ENTERTAINMENT PRODUCTS - 2.41%
       GTECH Holdings Corp.*                             1,700           57,239
       Harley-Davidson, Inc.                               500           22,220
                                                                   ------------
                                                                         79,459
                                                                   ------------
   OIL & GAS - 5.87%
       Apache Corp.                                      1,260           72,135
       Occidental Petroleum Corp.                        1,100           32,835
       Pogo Producing Co.                                1,000           39,600
       Valero Energy Corp.                                 800           29,400
       XTO Energy, Inc.                                  1,000           19,500
                                                                   ------------
                                                                        193,470
                                                                   ------------
   PACKAGING & CONTAINERS - 1.24%
       Pactiv Corp.*                                     2,000           41,040
                                                                   ------------

   PHARMACEUTICALS - 4.92%
       Forest Laboratories, Inc.*                        1,000           51,720
       Novo-Nordisk A/S - ADR                            1,500           54,450
       Teva Pharmaceutical Industries Ltd. - ADR         1,200           56,040
                                                                   ------------
                                                                        162,210
                                                                   ------------

   RETAIL - 1.39%
       Abercrombie & Fitch Co.*                            600           19,728
       Claire's Stores, Inc.                             1,000           25,990
                                                                   ------------
                                                                         45,718
                                                                   ------------
   SAVINGS & LOANS - 3.40%
       Greenpoint Financial Corp.                        1,600           76,416
       Washington Mutual, Inc.                             900           35,550
                                                                   ------------
                                                                        111,966
                                                                   ------------
   TELECOMMUNICATIONS - 1.64%
       Commonwealth Telephone Enterprises, Inc.*           800           31,800
       Nextel Communications, Inc.*                      1,500           22,185
                                                                   ------------
                                                                         53,985
                                                                   ------------
   TRANSPORTATION SERVICES - 1.12%
       CH Robinson Worldwide, Inc.                       1,000           36,790
                                                                   ------------

   UTILITIES - 4.44%
       Energen Corp.                                     2,000           65,600
       Entergy Corp.                                     1,300           60,593
       WPS Resources Corp.                                 500           20,150
                                                                   ------------
                                                                        146,343
                                                                   ------------

   TOTAL COMMON STOCKS (COST $2,878,207)                              3,189,838
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.35%
   MONEY MARKET FUND - 3.35%
       Millennium Bank Money Market                    110,451          110,451
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS (COST $110,451)                         110,451
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $2,988,658) - 100.11%                3,300,289
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11)%                     (3,769)
                                                                   ------------
TOTAL NET ASSETS - 100%                                            $  3,296,520
                                                                   ============

*    Non-income producing security
ADR  American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

                       BALDWIN LARGE-CAP GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)


COMMON STOCK - 94.59%                                   SHARES     MARKET VALUE
                                                        ------     ------------
   AEROSPACE & DEFENSE - 1.62%
       L-3 Communications Holdings, Inc.*                  450     $     19,980
                                                                   ------------

   BANKS - 9.57%
       Bank of New York Co., Inc.                          600           15,870
       Commerce Bancorp, Inc.                              550           22,369
       Compass Bancshares, Inc.                            800           26,976
       Fifth Third Bancorp                                 400           19,716
       HSBC Holdings plc - ADR                             120            6,563
       Wells Fargo & Co.                                   550           26,543
                                                                   ------------
                                                                        118,037
                                                                   ------------
   BIOTECHNOLOGY - 2.61%
       Amgen, Inc.*                                        525           32,188
                                                                   ------------

   CHEMICALS - 2.24%
       Praxair, Inc.                                       475           27,588
                                                                   ------------

   COMMERCIAL SERVICES - 1.65%
       Apollo Group, Inc.*                                 375           20,325
                                                                   ------------

   COMPUTER SOFTWARE & SERVICES - 4.47%
       Adobe Systems, Inc.                                 300           10,368
       BEA Systems, Inc.*                                  500            5,355
       Electronic Arts, Inc.*                              250           14,817
       Microsoft Corp.                                     550           14,063
       Peoplesoft, Inc.*                                   700           10,521
                                                                   ------------
                                                                         55,124
                                                                   ------------
   COMPUTERS - 3.83%
       Affiliated Computer Services, Inc.*                 300           14,310
       Dell Computer Corp.*                                625           18,069
       International Business Machines Corp.               175           14,857
                                                                   ------------
                                                                         47,236
                                                                   ------------
   COSMETICS & TOILETRIES - 1.82%
       Procter & Gamble Co.                                250           22,462
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONENTS - 1.36%
       Jabil Circuit, Inc.*                                900           16,830
                                                                   ------------

   ENGINEERING & CONSTRUCTION - 1.00%
       Jacobs Engineering Group, Inc.*                     300           12,345
                                                                   ------------

   FINANCIAL SERVICES - 6.05%
       Citigroup, Inc.                                     550           21,588
       Fannie Mae                                          300           21,717
       MBNA Corp.                                        1,250           23,625
       Merrill Lynch & Co., Inc.                           188            7,717
                                                                   ------------
                                                                         74,647
                                                                   ------------
   FOOD & BEVERAGES - 7.92%
       Constellation Brands, Inc.*                         975           26,140
       PepsiCo, Inc.                                       625           27,050
       Sysco Corp.                                         775           22,266
       Whole Foods Market, Inc.*                           375           22,260
                                                                   ------------
                                                                         97,716
                                                                   ------------

   HEALTHCARE - PRODUCTS - 2.90%
       Baxter International, Inc.*                         450           10,350
       Johnson & Johnson                                   450           25,362
                                                                   ------------
                                                                         35,712
                                                                   ------------
   HEALTHCARE - SERVICES - 2.31%
       WellPoint Health Networks, Inc.*                    375           28,477
                                                                   ------------

   INSURANCE - 4.05%
       American International Group, Inc.                  400           23,180
       XL Capital Ltd.                                     325           26,747
                                                                   ------------
                                                                         49,927
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.07%
       Symantec Corp.*                                     300           13,185
                                                                   ------------

   MANUFACTURING - 2.75%
       3M Co.                                              175           22,057
       SPX Corp.*                                          350           11,830
                                                                   ------------
                                                                         33,887
                                                                   ------------
   MEDIA - 4.19%
       Comcast Corp.*                                      700           22,337
       Viacom, Inc.*                                       675           29,302
                                                                   ------------
                                                                         51,639
                                                                   ------------
   OIL & GAS - 5.89%
       Apache Corp.                                        367           21,011
       Devon Energy Corp.                                  373           17,605
       EOG Resources, Inc.                                 100            3,738
       Exxon Mobil Corp.                                   400           14,080
       Tidewater, Inc.                                     600           16,140
                                                                   ------------
                                                                         72,574
                                                                   ------------
   PHARMACEUTICALS - 8.74%
       AmerisourceBergen Corp.                             500           28,925
       Forest Laboratories, Inc.*                          550           28,446
       Pfizer, Inc.                                        575           17,681
       Teva Pharmaceutical Industries Ltd. - ADR           700           32,690
                                                                   ------------
                                                                        107,742
                                                                   ------------
   RETAIL - 5.40%
       Barnes & Noble, Inc.*                               600           11,820
       Best Buy Co., Inc.*                                 325           11,239
       Starbucks Corp.*                                    925           21,728
       Target Corp.                                        650           21,736
                                                                   ------------
                                                                         66,523
                                                                   ------------
   SEMICONDUCTORS - 3.27%
       Analog Devices, Inc.*                               375           12,420
       Intel Corp.                                         625           11,500
       KLA-Tencor Corp.*                                   400           16,400
                                                                   ------------
                                                                         40,320
                                                                   ------------
   TELECOMMUNICATIONS - 2.33%
       Cisco Systems, Inc.*                                525            7,896
       SBC Communications, Inc.                            275            6,424
       Telefonos de Mexico SA de CV - ADR                  475           14,350
                                                                   ------------
                                                                         28,670
                                                                   ------------

   TOY MANUFACTURING - 1.76%
       Mattel, Inc.                                      1,000           21,740
                                                                   ------------

   TRANSPORTATION SERVICES - 3.87%
       FedEx Corp.                                         400           23,952
       Union Pacific Corp.                                 400           23,808
                                                                   ------------
                                                                         47,760
                                                                   ------------
   UTILITIES - 1.92%
       Dominion Resources, Inc.                            400           23,672
                                                                   ------------

   TOTAL COMMON STOCKS (COST $1,236,544)                              1,166,306
                                                                   ------------

EQUITY FUNDS - 2.31%
       Midcap SPDR Trust Series 1                          160           12,832
       SPDR Trust Series 1                                 170           15,635
                                                                   ------------

   TOTAL EQUITY FUNDS (COST $28,521)                                     28,467
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.68%
   MONEY MARKET FUND - 3.68%
       Millennium Bank Money Market                     45,352           45,352
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS (COST $45,352)                           45,352
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $1,310,417) - 100.58%                1,240,125
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.58)%                     (7,124)

                                                                   ------------
TOTAL NET ASSETS - 100%                                            $  1,233,001
                                                                   ============

*    Non-income producing security
ADR  American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

                       CUMBERLAND TAXABLE INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)


PREFERRED STOCKS - 12.48%                               SHARES         VALUE
                                                        ------     ------------
   GOVERNMENT PREFERRED - 5.39%
       Tennessee Valley Authority
         6.500% due 05/01/29                             6,000     $    156,480
                                                                   ------------

   MUNICIPAL PREFERRED - 7.09%
       Philadelphia Authority For Industrial Development
         6.550% due 10/15/28                             8,000          205,600
                                                                   ------------

   TOTAL PREFERRED STOCKS (COST $333,703)                               362,080
                                                                   ------------

                                                      PRINCIPAL
MUNICIPAL BONDS - 69.45%                               AMOUNT          VALUE
                                                      --------     ------------
   CALIFORNIA - 9.05%
       San Diego County
         6.125% due 08/15/32                            10,000          262,900
                                                                   ------------

   DISTRICT OF COLUMBIA - 3.45%
       Georgetown University
         1.310% due 04/01/29                           100,000          100,000
                                                                   ------------

   FLORIDA - 3.45%
       Florida Educational Loan Marketing Corp.
         1.300% due 12/01/34                           100,000          100,000
                                                                   ------------

   GEORGIA - 3.45%
       Municipal Electric Authority Of Georgia
         1.300% due 01/01/20                           100,000          100,000
                                                                   ------------

   ILLINOIS - 3.45%
       Illinois Student Assistance Commission
         1.320% due 09/01/36                           100,000          100,000
                                                                   ------------

   IOWA - 7.60%
       Davenport
         6.750% due 06/01/03                           120,000          120,475
         Iowa Student Loan Liquidity Corp.
         1.350% due 12/01/35                           100,000          100,000
                                                                   ------------
                                                                        220,475
                                                                   ------------
   KENTUCKY - 3.45%
       Kentucky Higher Education Student Loan Corp.
         1.35% due 05/01/29                            100,000          100,000
                                                                   ------------

   LOUISANA - 4.45%
       Orleans Parish School Board
         6.400% due 02/01/04                           125,000          129,358
                                                                   ------------

   MASSACHUSETTS - 3.45%
       Northeastern University
         1.250% due 10/01/30                           100,000          100,000
                                                                   ------------

   MISSOURI - 3.45%
       Missouri Higher Education Loan Authority
         1.350% due 02/15/28                           100,000          100,000
                                                                   ------------

   NEW HAMPSHIRE - 3.45%
       New Hampshire Higher Education Loan Corp.
         1.340% due 12/01/36                           100,000          100,000
                                                                   ------------

   NEW JERSEY - 2.64%
       Lacey Municipal Utilities Authority
         3.100% due 11/01/04                            75,000           76,615
                                                                   ------------

   NEW YORK - 3.45%
       New York Institute of Technology
         1.300% due 03/01/16                           100,000          100,000
                                                                   ------------

   SOUTH CAROLINA - 3.45%
       University of Medical Associates of the
         Medical University of South Carolina
         1.300% due 05/15/27                           100,000          100,000
                                                                   ------------

   UTAH - 3.45%
       Utah State Board Of Regents
         1.340% due 11/01/38                           100,000          100,000
                                                                   ------------

   VERMONT - 3.45%
       Vermont Student Assistance Corp.
         1.250% due 12/15/36                           100,000          100,000
                                                                   ------------

   VIRGINIA - 4.31%
       Virginia Housing Development Authority
         Commonwealth Mortgage
         6.020% due 01/01/28                           125,000          125,178
                                                                   ------------

   TOTAL MUNICIPAL BONDS (COST $2,001,797)                            2,014,526
                                                                   ------------

SHORT-TERM INVESTMENTS - 17.81%
   MONEY MARKET FUND - 17.81%
       Millennium Bank Money Market                    516,758          516,758
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS (COST $516,758)                         516,758
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $2,852,258) - 99.74%                 2,893,364
                                                                   ------------

OTHER ASSETS LESS LIABILITIES, NET - 0.26%                                7,500
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  2,900,864
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                        BERSHIRE SELECT EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

COMMON STOCK - 19.09%                                   SHARES     MARKET VALUE
                                                        ------     ------------
   AUTO MANUFACTURERS - 0.62%
       General Motors Corp.                                100     $      3,605
                                                                   ------------

   BANKS - 2.94%
       AmSouth Bancorp                                     100            2,105
       Bank of America Corp.                               100            7,405
       Bank of New York Co., Inc.                          200            5,290
       Keycorp                                             100            2,411
                                                                   ------------
                                                                         17,211
                                                                   ------------
   CHEMICALS - 0.73%
       Du Pont EI de Nemours & Co.                         100            4,253
                                                                   ------------

   ELECTRONICS & ELECTRICAL COMPONENTS - 0.87%
       Emerson Electric Co.                                100            5,070
                                                                   ------------

   FINANCIAL SERVICES - 1.17%
       Citigroup, Inc.                                     100            3,925
       JP Morgan Chase & Co.                               100            2,935
                                                                   ------------
                                                                          6,860
                                                                   ------------
   FOOD & BEVERAGES - 1.76%
       Anheuser-Busch Cos., Inc.                           100            4,988
       Archer-Daniels-Midland Co.                          100            1,108
       ConAgra Foods, Inc.                                 200            4,200
                                                                   ------------
                                                                         10,296
                                                                   ------------
   HEALTHCARE - PRODUCTS - 0.96%
       Johnson & Johnson                                   100            5,636
                                                                   ------------

   INSURANCE - 1.33%
       Allstate Corp.                                      100            3,779
       Jefferson-Pilot Corp.                               100            4,009
                                                                   ------------
                                                                          7,788
                                                                   ------------
   MACHINERY - CONSTRUCTION & MINING - 0.90%
       Caterpillar, Inc.                                   100            5,260
                                                                   ------------

   MANUFACTURING - 1.42%
       Eastman Kodak Co.                                   100            2,991
       General Electric Co.                                100            2,945
       Honeywell International, Inc.                       100            2,360
                                                                   ------------
                                                                          8,296
                                                                   ------------

   PHARMACEUTICALS - 3.71%
       Abbott Laboratories                                 100            4,063
       Bristol-Myers Squibb Co.                            200            5,108
       Eli Lilly & Co.                                     100            6,382
       Pfizer, Inc.                                        200            6,150
                                                                   ------------
                                                                         21,703
                                                                   ------------
   RETAIL - 1.45%
       Home Depot, Inc.                                    100            2,813
       Wal-Mart Stores, Inc.                               100            5,632
                                                                   ------------
                                                                          8,445
                                                                   ------------
   TELECOMMUNICATIONS - 1.23%
       AT&T Corp.                                          100            1,705
       Motorola, Inc.                                      400            3,164
       SBC Communications, Inc.                            100            2,336
                                                                   ------------
                                                                          7,205
                                                                   ------------

   TOTAL COMMON STOCKS (COST $107,845)                                  111,628
                                                                   ------------


EQUITY FUNDS - 1.45%
       DIAMONDS Trust Series I                             100            8,486
                                                                   ------------

   TOTAL EQUITY FUNDS (COST $8,250)                                       8,486
                                                                   ------------

SHORT-TERM INVESTMENTS - 84.06%
   MONEY MARKET FUND - 84.06%
       Millennium Bank Money Market                    491,522          491,522
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS (COST $491,522)                         491,522
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $607,617) - 104.60%                    611,636
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.60)%                    (26,935)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $    584,701
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
4/30/2003 (Unaudited)

                                                                                                                      BERKSHIRE
                                                         MCGLINN        PSA SECTOR    BALDWIN LARGE-   CUMBERLAND      ADVISORS
                                                         BALANCED       ROTATIONAL     CAP GROWTH    TAXABLE INCOME  SELECT EQUITY
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       -----------     -----------     -----------     -----------    -----------
ASSETS
   Investments in securities, at value
     (cost $1,133,527, 2,988,658, 1,310,417,
     2,852,258, 607,617, respectively) (Note 1-A)        1,065,052       3,300,289       1,240,125       2,893,364        611,636
   Receivables:
      Interest and Dividends                                 5,441           1,360             513          12,759            478
      Investments sold                                      25,989              --              --              --             --
      Capital Shares Purchased                                 181              97              --              --             --
      Prepaid Expenses                                       1,108           2,960           2,633           3,346             --
                                                       -----------     -----------     -----------     -----------    -----------

    Total Assets                                         1,097,771       3,304,706       1,243,271       2,909,469        612,114
                                                       -----------     -----------     -----------     -----------    -----------

LIABILITIES
   Payable for Securities Purchased                         20,295              --           7,075              --         26,785
   Accrued Citco-Quaker Fees (Note 4)                          314           1,908             506           1,931            374
   Accrued Expenses                                          2,438           6,278           2,689           6,674            254
                                                       -----------     -----------     -----------     -----------    -----------

   Total Liabilities                                        23,047           8,186          10,270           8,605         27,413
                                                       -----------     -----------     -----------     -----------    -----------

NET ASSETS                                             $ 1,074,724     $ 3,296,520     $ 1,233,001     $ 2,900,864    $   584,701
                                                       ===========     ===========     ===========     ===========    ===========

Shares outstanding                                          91,823         303,813         152,696         220,841         57,985

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                          $     11.70     $     10.85     $      8.07     $     13.14    $     10.08
                                                       ===========     ===========     ===========     ===========    ===========

Net assets consist of:
---------------------
Paid-in capital                                        $ 1,967,369     $ 3,572,797     $ 1,579,132     $ 2,855,726    $   580,952
Undistributed net investment income / (loss)                   783         (12,962)         (4,228)          1,287           (270)
Accumulated net realized gain/(loss) on investments       (824,953)       (574,946)       (271,611)          2,745             --
Unrealized appreciation/depreciation of investments        (68,475)        311,631         (70,292)         41,106          4,019
                                                       -----------     -----------     -----------     -----------    -----------

                                                       $ 1,074,724     $ 3,296,520     $ 1,233,001     $ 2,900,864    $   584,701
                                                       ===========     ===========     ===========     ===========    ===========

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)

                                                                                                              BERKSHIRE
                                                 MCGLINN        PSA SECTOR    BALDWIN LARGE-   CUMBERLAND      ADVISORS
                                                 BALANCED       ROTATIONAL     CAP GROWTH    TAXABLE INCOME  SELECT EQUITY
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               -----------     -----------     -----------     -----------    -----------
Investment Income
    Interest                                   $     8,666     $       680     $       228     $    19,675     $       385
    Dividends                                        6,013          12,494           5,987          26,864              93
                                               -----------     -----------     -----------     -----------     -----------
      Total Income                                  14,679          13,174           6,215          46,539             478
                                               -----------     -----------     -----------     -----------     -----------

Expenses
    Advisory Fees (Note 4)                           5,593          14,935           5,968          15,722             374
    Shareholder Servicing Fees (Note 5)              1,398           3,734           1,492           3,937              94
    Citco-Quaker Service Fees (Note 4)               2,237           5,974           2,387           6,289             175
    Legal and Audit Fees                             1,418           3,835           1,525           3,966               0
    Custody Fees                                     2,498           2,588           1,441           2,141               0
    Distribution Fees                                  787           2,112             842           2,211               0
    Trustee Fees                                       328             880             355             921               0
    Other Operating Expenses                         1,564           3,700           2,205           3,799             280
                                               -----------     -----------     -----------     -----------     -----------

      Total expenses before reimbursements          15,823          37,758          16,215          38,986             923
      Less: Waivers (Note 4)                        (6,037)        (11,622)         (5,772)        (11,493)           (175)
                                               -----------     -----------     -----------     -----------     -----------
      Total expenses after reimbursements            9,786          26,136          10,443          27,493             748

Net Investment Income/(Loss)                         4,893         (12,962)         (4,228)         19,046            (270)
                                               -----------     -----------     -----------     -----------     -----------
Net realized gain/(loss) from:
    Investment securities                           (6,803)       (194,619)        (63,865)          2,746              --

Net change in unrealized appreciation from:
    Investment securities                           36,013         348,298          86,175           3,889           4,019

Net Realized and Unrealized Gain
    From Investments                                29,210         153,679          22,310           6,635           4,019
                                               -----------     -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                  $    34,103     $   140,717     $    18,082     $    25,681     $     3,749
                                               ===========     ===========     ===========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                          MCGLINN BALANCED PORTFOLIO      PSA SECTOR ROTATIONAL PORTFOLIO
                                                       --------------------------------  ---------------------------------
                                                       For the Six Months     For the    For the Six Months     For the
                                                              Ended         Year Ended          Ended         Year Ended
                                                         April 30, 2003     October 31,    April 30, 2003     October 31,
                                                           (Unaudited)          2002         (Unaudited)          2002
                                                           ------------     ------------     ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
    FROM OPERATIONS
    Net investment income (loss)                           $      4,893     $     21,231     $    (12,962)    $    (25,882)
    Net realized gain (loss) on investments
       and foreign currency transactions                         (6,803)         (50,683)        (194,619)        (207,414)
    Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments                             36,013          (50,168)         348,298          128,892
                                                           ------------     ------------     ------------     ------------
    Net increase/(decrease) in net assets resulting
          from operations                                        34,103          (79,620)         140,717         (104,404)

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 6)                               (4,110)         (23,017)              --               --
    Realized gains (Note 6)                                          --               --               --               --

Increase/(decrease) in net assets derived from
      capital share transactions                               (202,687)         155,441           29,111          450,352
                                                           ------------     ------------     ------------     ------------

       Total increase/(decrease) in net assets                 (172,694)          52,804          169,828          345,948

NET ASSETS:
      Beginning of period                                     1,247,418        1,194,614        3,126,692        2,780,744
                                                           ------------     ------------     ------------     ------------

      End of period (including undistributed net
         investment income of $783, $6,926, $0 and $0,
         respectively)                                     $  1,074,724     $  1,247,418     $  3,296,520     $  3,126,692
                                                           ============     ============     ============     ============

                                                              Shares           Shares           Shares           Shares
                                                           ------------     ------------     ------------     ------------
                              Shares sold                         1,692           73,066           40,908           87,737
                              Shares reinvested                       0            1,261               --               --
                              Shares redeemed                   (18,882)         (61,268)         (38,006)         (47,494)
                                                           ------------     ------------     ------------     ------------

                              Increase/(decrease)               (17,190)          13,059            2,902           40,243
                                                           ============     ============     ============     ============

                                                              Value            Value            Value            Value
                                                           ------------     ------------     ------------     ------------
                              Dollars sold                 $     19,315     $    857,704     $    419,389     $    979,191
                              Dollars reinvested                      0           15,069               --               --
                              Dollars redeemed                 (222,002)        (717,332)        (390,278)        (528,839)
                                                           ------------     ------------     ------------     ------------

                              Increase/(decrease)          $   (202,687)    $    155,441     $     29,111     $    450,352
                                                           ============     ============     ============     ============

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                BALDWIN LARGE-CAP               CUMBERLAND TAXABLE
                                                                GROWTH PORTFOLIO                 INCOME PORTFOLIO
                                                       --------------------------------  ---------------------------------
                                                       For the Six Months     For the    For the Six Months     For the
                                                              Ended         Year Ended          Ended         Year Ended
                                                         April 30, 2003     October 31,    April 30, 2003     October 31,
                                                           (Unaudited)          2002         (Unaudited)          2002
                                                           ------------     ------------     ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
    FROM OPERATIONS
    Net investment income (loss)                           $     (4,228)    $     (7,794)    $     19,046     $    102,730
    Net realized gain (loss) on invesrments
       and foreign currency transactions                        (63,865)        (181,686)           2,746          246,512
    Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments                             86,175          (65,800)           3,889          (52,523)
                                                           ------------     ------------     ------------     ------------
    Net increase/(decrease) in net assets resulting
          from operations                                        18,082         (255,280)          25,681          296,719

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 6)                                   --           (2,140)         (31,977)        (156,558)
    Realized gains (Note 6)                                          --               --         (246,513)         (11,880)

Increase in net assets derived from
      capital share transactions                                (51,271)         735,664         (616,564)       1,660,870
                                                           ------------     ------------     ------------     ------------

       Total increase/(decrease) in net assets                  (33,189)         478,244         (869,373)       1,789,151

NET ASSETS:
      Beginning of period                                     1,266,190          787,946        3,770,237        1,981,086
                                                           ------------     ------------     ------------     ------------

      End of period (including undistributed net
         investment income of $0, $0, $1,287 and
         $14,218, respectively)                            $  1,233,001     $  1,266,190     $  2,900,864     $  3,770,237
                                                           ============     ============     ============     ============

                                                              Shares           Shares           Shares           Shares
                                                           ------------     ------------     ------------     ------------
                              Shares sold                         1,918           90,583            5,200          131,149
                              Shares reinvested                      --              204           17,065           11,565
                              Shares redeemed                    (8,316)         (12,248)         (67,932)         (20,082)
                                                           ------------     ------------     ------------     ------------

                              Increase/(decrease)                (6,398)          78,539          (45,667)         122,632
                                                           ============     ============     ============     ============

                                                              Value            Value            Value            Value
                                                           ------------     ------------     ------------     ------------
                              Dollars sold                 $     15,100     $    831,289     $     68,744     $  1,778,116
                              Dollars reinvested                     --            2,140          224,400          154,581
                              Dollars redeemed                  (66,371)         (97,765)        (909,708)        (271,827)
                                                           ------------     ------------     ------------     ------------

                              Increase/(decrease)          $    (51,271)    $    735,664     $   (616,564)    $  1,660,870
                                                           ============     ============     ============     ============

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             BERKSHIRE ADVISORS SELECT
                                                                  EQUITY PORTFOLIO
                                                          -------------------------------

                                                             For the
                                                           Period Ended       For the
                                                          April 30, 2003    Year Ended
                                                           (Unaudited)*   October 31, 2002
                                                           ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
    FROM OPERATIONS
    Net investment income (loss)                           $       (270)
    Net realized gain (loss) on investments
       and foreign currency transactions                              0
    Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments 4,019
                                                           ------------     ------------
    Net increase/(decrease) in net assets resulting
          from operations                                         3,749

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 6)                                   --
    Realized gains (Note 6)                                          --

Increase/(decrease) in net assets derived from
      capital share transactions                                580,952
                                                           ------------     ------------

       Total increase in net assets                             584,701                0

NET ASSETS:
      Beginning of period                                             0
                                                           ------------     ------------

      End of period                                        $    584,701     $         --
                                                           ============     ============

                                                              Shares           Shares
                                                           ------------     ------------
                              Shares sold                        57,985
                              Shares reinvested                       0
                              Shares redeemed                         0
                                                           ------------     ------------

                              Increase/(decrease)                57,985                0
                                                           ============     ============

                                                               Value            Value
                                                           ------------     ------------
                              Dollars sold                 $    580,952
                              Dollars reinvested                      0
                              Dollars redeemed                        0
                                                           ------------     ------------

                              Increase/(decrease)          $    580,952     $         --
                                                           ============     ============

* Commencement of operations on April 2, 2003.

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(CONTINUED)                                                                MCGLINN BALANCED PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                For The Six
                                                Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               April 30, 2003 October 31,   October 31,   October 31,   October 31,   October 31,
                                                (Unaudited)      2002          2001          2000         1999(3)        1998
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $   11.44     $   12.45     $   13.25     $   12.82     $   10.89     $   11.37
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Income from Investment Operations
    Net investment income                             0.05          0.23          0.20          0.23          0.12          0.05

    Net realized and unrealized gain/
       (loss) on investments                          0.25         (0.99)        (0.82)         0.49          2.00         (0.41)
                                                 ---------     ---------     ---------     ---------     ---------     ---------

       Total from Investment Operations               0.30         (0.76)        (0.62)         0.72          2.12         (0.36)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income          (0.04)        (0.25)        (0.18)        (0.29)        (0.15)        (0.05)
   Distributions from realized gains                    --            --            --            --         (0.04)        (0.07)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
   Total distributions                               (0.04)        (0.25)        (0.18)        (0.29)        (0.19)        (0.12)
                                                 ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                   $   11.70     $   11.44     $   12.45     $   13.25     $   12.82     $   10.89
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN                                          2.68%(2)     (6.19%)       (4.72%)        5.66%        19.45%        (3.18%)
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $   1,075     $   1,247     $   1,195     $   1,454     $   2,770     $   3,060
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.83%(1)      2.54%         2.77%         2.31%         1.90%         1.99%
      after reimbursement of expenses
      by advisor                                      1.75%(1)      1.59%         1.75%         2.25%         1.90%         1.99%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          0.87%(1)      0.99%         1.49%         1.66%         1.02%         0.17%
      after reimbursement of expenses
      by advisor                                      1.95%(1)      1.95%         2.51%         1.72%         1.02%         0.17%

Portfolio Turnover Rate                                 84%          109%           62%          140%          194%           44%

(1)  Annualized
(2)  Not Annualized
(3) On April 5, 1999 the Fund's investment objectives were changed from "high total return, with emphasis on capital appreciation" to "Long-term growth with moderate income" and McGlinn Capital Management, Inc. was retained as the Fund's new investment advisor.

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(CONTINUED)                                                 PSA SECTOR ROTATIONAL PORTFOLIO
                                                ------------------------------------------------------
                                                For The Six
                                                Months Ended   Year Ended    Year Ended   Period Ended
                                               April 30, 2003  October 31,   October 31,   October 31,
                                                (Unaudited)       2002          2001         2000*
                                                 ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $   10.39     $   10.67     $   12.25     $   12.00
                                                 ---------     ---------     ---------     ---------
Income from Investment Operations
    Net investment income                            (0.04)        (0.09)        (0.04)        (0.01)

    Net realized and unrealized gain/
      (loss) on investments                           0.50         (0.19)        (1.54)         0.26
                                                 ---------     ---------     ---------     ---------

       Total from Investment Operations               0.46         (0.28)        (1.58)         0.25
                                                 ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income           0.00          0.00          0.00          0.00
   Distributions from realized gains                  0.00          0.00          0.00          0.00
                                                 ---------     ---------     ---------     ---------
   Total distributions                                0.00          0.00          0.00          0.00
                                                 ---------     ---------     ---------     ---------

Net asset value, end of period                   $   10.85     $   10.39     $   10.67     $   12.25
                                                 =========     =========     =========     =========

TOTAL RETURN                                          4.43%(2)     (2.62%)      (12.90%)        2.08%(2)
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $   3,297     $   3,127     $   2,781     $   1,695
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.53%(1)      2.23%         2.34%         3.59%(1)
      after reimbursement of expenses
      by advisor                                      1.75%(1)      1.75%         1.75%         1.65%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (0.87%)(1)    (1.25%)       (0.38%)       (2.30%)(1)
      after reimbursement of expenses
      by advisor                                     (0.09%)(1)    (0.77%)        0.21%        (0.36%)(1)

Portfolio Turnover Rate                                 49%          137%          252%           41%

* Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(CONTINUED)                                              BALDWIN LARGE-CAP GROWTH PORTFOLIO
                                                ------------------------------------------------------
                                                For The Six
                                                Months Ended   Year Ended    Year Ended   Period Ended
                                               April 30, 2003  October 31,   October 31,   October 31,
                                                (Unaudited)       2002          2001         2000*
                                                 ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $    7.96     $    9.78     $   12.03     $   12.00
                                                 ---------     ---------     ---------     ---------

Income from Investment Operations
    Net investment income                            (0.03)        (0.07)         0.14          0.08

    Net realized and unrealized gain/
       (loss) on investments                          0.14         (1.72)        (2.29)         0.00
                                                 ---------     ---------     ---------     ---------

       Total from Investment Operations               0.11         (1.79)        (2.15)         0.08
                                                 ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income           0.00         (0.03)        (0.10)        (0.05)
   Distributions from realized gains                  0.00          0.00          0.00          0.00
                                                 ---------     ---------     ---------     ---------
   Total distributions                                0.00         (0.03)        (0.10)        (0.05)
                                                 ---------     ---------     ---------     ---------

Net asset value, end of period                   $    8.07     $    7.96     $    9.78     $   12.03
                                                 =========     =========     =========     =========

TOTAL RETURN                                          1.38%(2)    (18.40%)      (18.05%)        0.68%(2)
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $   1,233     $   1,266     $     788     $     461
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.72%(1)      2.38%         4.20%         9.48%(1)
      after reimbursement of expenses
      by advisor                                      1.75%(1)      1.60%         1.75%         1.63%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (0.73%)(1)    (1.51%)        1.23%        (4.13%)(1)
      after reimbursement of expenses
      by advisor                                      0.26%(1)     (0.73%)        3.68%         3.72%(1)

Portfolio Turnover Rate                                 20%           32%           20%            0%

* Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(CONTINUED)                                               CUMBERLAND TAXABLE INCOME PORTFOLIO
                                                ------------------------------------------------------
                                                For The Six
                                                Months Ended   Year Ended    Year Ended   Period Ended
                                               April 30, 2003  October 31,   October 31,   October 31,
                                                (Unaudited)       2002          2001         2000*
                                                 ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $   14.15     $   13.77     $   12.10     $   12.00
                                                 ---------     ---------     ---------     ---------
Income from Investment Operations
    Net investment income                             0.08          0.26          0.66          0.09

    Net realized and unrealized gain/
      (loss) on investments                           0.04          0.85          1.09          0.08
                                                 ---------     ---------     ---------     ---------

       Total from Investment Operations               0.12          1.11          1.75          0.17
                                                 ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income          (0.14)        (0.67)        (0.08)        (0.07)
   Distributions from realized gains                 (0.99)        (0.06)         0.00          0.00
                                                 ---------     ---------     ---------     ---------
   Total distributions                               (1.13)        (0.73)        (0.08)        (0.07)
                                                 ---------     ---------     ---------     ---------

Net asset value, end of period                   $   13.14     $   14.15     $   13.77     $   12.10
                                                 =========     =========     =========     =========

TOTAL RETURN                                          0.85%(2)      8.45%        14.54%         1.42%(2)
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $   2,901     $   3,770     $   1,981     $     569
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.48%(1)      2.01%         2.36%         5.21%(1)
      after reimbursement of expenses
      by advisor                                      1.75%(1)      1.66%         1.75%         1.64%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          1.21%(1)      2.84%         5.00%         0.11%(1)
      after reimbursement of expenses
      by advisor                                      1.94%(1)      3.19%         5.61%         3.68%(1)

Portfolio Turnover Rate                                 71%          163%           29%            0%

* Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(CONTINUED)
                                                              BERKSHIRE ADVISORS
                                                                SELECT EQUITY
                                                                  PORTFOLIO
                                                               ---------------
                                                                 For The Six
                                                                Months Ended
                                                               April 30, 2003
                                                                 (Unaudited)
                                                                 ----------


Net Asset Value, Beginning of Period                             $    10.00
                                                                 ----------
Income from Investment Operations
    Net investment income                                             (0.01)

    Net realized and unrealized gain/(loss) on investments             0.09
                                                                 ----------

       Total from Investment Operations                                0.08
                                                                 ----------
Less Distributions
   Distributions from net investment income                            0.00
   Distributions from realized gains                                   0.00
                                                                 ----------
   Total distributions                                                 0.00
                                                                 ----------

Net asset value, end of period                                   $    10.08
                                                                 ==========

TOTAL RETURN                                                           0.80%(2)
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)                      $      585
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                                       2.00%(1)
      after reimbursement of expenses
      by advisor                                                       2.00%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                                          -0.72%(1)
      after reimbursement of expenses
      by advisor                                                      -0.72%(1)

Portfolio Turnover Rate                                                   0%

* Commenced operations on April 02, 2003
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003

NOTE (1) ORGANIZATION

Penn Street Fund Inc. (the "FUND") was organized as a Maryland corporation on July 6, 1995, and between that date and November 8, 1995 the Fund had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue an indefinite number of series and share classes. The Fund currently offers shares in five series, the McGlinn Balanced Portfolio, The Cumberland Taxable Income Portfolio, The Baldwin Large-Cap Growth Portfolio, The Berkshire Advisors Select Equity Portfolio and The Penn Street Advisors Sector Rotational Portfolio ("PSA Sector Portfolio") (collectively the "PORTFOLIOS"). The investment objectives of each Portfolio are set forth below.

The McGlinn Balanced Portfolio commenced investment operations under its current investment objective on April 5, 1999. The Portfolio's current investment objective is to provide long-term growth with moderate income using a flexible asset allocation approach that emphasizes the selection of securities (typically 60% domestic equity securities and 40% in domestic fixed income securities) that provide sufficient current income to reduce downside risk. From November 10, 1995 to April 4, 1999, the Portfolio operated under a different investment objective.

The Cumberland Taxable Income Portfolio commenced investment operations on August 30, 2000. The Portfolio's current investment objective is to maximize return by using a top-down investment style employing general economic overviews supplemented by input from traditional Wall Street and governmental sources.

The Baldwin Large-Cap Growth Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is to provide long-term capital appreciation by investing in the stocks of large capitalization U.S. and foreign companies that the Portfolio's sub-advisor believes are undervalued and offer above average potential for capital appreciation.

The Berkshire Advisors Select Equity Portfolio commenced investment operations on April 2, 2003. The Portfolio's investment objective is to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion) that the Portfolio's sub-advisor believes exhibit the potential for significant increases in total return.

The PSA Sector Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is providing long-term capital appreciation by investing in a combination of equity securities, cash and money markets or cash equivalent products.

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

NOTE (2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with U.S. generally accepted accounting principles.

A. SECURITY VALUATION. Each Portfolio's investments in securities are carried at fair market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time (3:00 p.m. for securities of Fixed Income Portfolios), on the day of valuation. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued or by following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based at the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

E. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Cumberland Taxable Income Portfolio and the McGlinn Balanced Portfolio, which currently declare dividends quarterly, each Portfolio generally declares dividends annually, payable in December, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

F. USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (3) INVESTMENTS

For the Fund's fiscal Semi-Annual Reporting Period ended April 30, 2003 the cost of securities purchased and the proceeds from securities sold, excluding short-term notes, was $815,907 and $956,793, respectively, for the McGlinn Balanced Portfolio, $1,470,652 and $1,433,904, respectively, for the PSA Sector Portfolio, $281,307 and $235,832, respectively for the Baldwin Large-Cap Growth Portfolio, $2,149,189 and $2,749,957 respectively, for the Cumberland Taxable Income Portfolio, and $116,095 and $0 respectively, for the Berkshire Advisors Select Equity Portfolio.

NOTE (4) INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

A. INVESTMENT ADVISORY AGREEMENT. On May 23, 2002, the shareholders of each Portfolio approved an investment advisory agreement (the "Advisory Agreement") between the Fund and Citco-Quaker Fund Advisors, Inc. ("CQFA"), a Delaware corporation and a wholly owned subsidiary of Citco-Quaker Fund Services, Inc., the Fund's Administrator. The Advisory Agreement was amended to included services to the Berkshire Advisors Select Equity Portfolio on or about November 5, 2002 and was approved by the Portfolio's shareholders immediately prior to the commencement of operations. Under the Advisory Agreement, each Portfolio pays CQFA a monthly fee equal to an annual rate of 1.00%, 1.00%, 1.00%, 1.00%, and 1.00% for the McGlinn Balanced Portfolio, the Cumberland Taxable Income Portfolio, the Baldwin Large-Cap Growth Portfolio, the PSA Sector Rotational
Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. CQFA provides each Portfolio with a continuous investment program and the selects brokers and dealers to effect securities transactions for the
Portfolios. CQFA, with the approval of the Board of Directors and the shareholders of the applicable Portfolio(s), may select sub-investment advisers to provide day-to-day investment management services to one or more of the Portfolios.

B. SUB-ADVISORY AGREEMENTS. On May 23, 2002, the McGlinn Balanced Portfolio's shareholders approved a Sub-Investment Advisory Agreement between McGlinn Capital Management, Inc. ("McGlinn"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays McGlinn a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. From April 5, 1999 to May 22, 2002 McGlinn was retained to provide investment management services to the McGlinn Balanced Portfolio under an Investment Advisory Agreement between McGlinn and the Fund. For periods prior to April 5, 1999 Millennium Capital Advisors of PA (formerly Penn Street Advisors, Inc.) , provided investment management services to the McGlinn Balanced Portfolio between Millennium and the Fund.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)


On May 23, 2002, the Cumberland Taxable Income Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Cumberland Advisors, Inc. ("Cumberland"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Cumberland a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.38% of the Portfolio's average daily net assets. For periods prior to May 23, 2.002, Cumberland provided investment management services to the Portfolio under an investment advisory agreement between Cumberland and the Fund.

On May 23, 2002, the Baldwin Large-Cap Growth Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Baldwin Investment Management, LLC ("Baldwin"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Baldwin a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. For periods prior to May 23, 2002, Baldwin provided investment management services to the Portfolio under an investment advisory agreement between Baldwin and the Fund.

On April 2, 2003, the Berkshire Advisors Select Equity Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Berkshire Advisors, Inc. ("Berkshire"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Berkshire a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

C. EXPENSE CONTROL AGREEMENTS. CQFA, each sub-advisor and other service providers to the Portfolios have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for the McGlinn Balanced Portfolio, PSA Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio and Cumberland Taxable Income Portfolio, and 2.00% for the Berkshire Advisors Select Equity Portfolio. Accordingly, for the period ended April 30, 2003, CQFA waived fees and/or reimbursed expenses of $6,037, $11,622, $5,772, $11,493, and $175 for the
McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

D. ADMINISTRATION AGREEMENT. On September 1, 2001, the Fund's Board of Directors engaged Citco-Quaker Fund Services, Inc. ("CQFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. The services include the administration of the Fund's business affairs, dividend disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CQFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets. Prior to September 1, 2001, Millennium Capital Advisors of PA (formerly Penn Street Advisors, Inc.) served as the Administrator of the Fund under a written Administration Agreement

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

NOTE (5) DISTRIBUTION PLANS

The Portfolios have adopted Distribution Plans pursuant to rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby each Portfolio may make monthly payments at a maximum annual rate of 0.25% of each Portfolio's average net assets to
Citco-Quaker Fund Distributors, Inc. ("CQFD"), for providing certain distribution and/or shareholder services. These services can include but are not limited to: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide sub-transfer and sub-accounting services and to defray overhead expenses of CQFD incurred in connection with the promotion and sale of Fund shares. CQFD is a SEC registered broker/dealer and is a member in good standing of the National Association of Securities Dealers ("NASD"). CQFD is a wholly owned subsidiary of CQFS and serves as distributor of Portfolio shares under a written agreement for such services between itself and the Fund.

During the reporting period ended April 30, 2003, CQFD received 12b-1 Plan payments of $1,398, $3,734, $1,492, $3,937, and $94 in connection with the purchase of investment company shares by McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

NOTE 6 - TAX MATTERS

Net Investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each fund.

The tax character of distributions paid for the six months ended April 30, 2003 and during the fiscal year ended October 31, 2002 was as follows:

-----------------------------------------------------------------------------------------------
                                                        ORDINARY     LONG-TERM       TOTAL
                                                         INCOME    CAPITAL GAINS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
McGlinn Balanced Portfolio                04/30/03      $  4,110      $      0      $  4,110
                                          10/31/02      $ 23,017      $      0      $ 23,017
-----------------------------------------------------------------------------------------------
Baldwin Large Cap Growth Portfolio        04/30/03      $      0      $      0      $      0
                                          10/31/02      $  2,140      $      0      $  2,140
-----------------------------------------------------------------------------------------------
Cumberland Taxable Income Portfolio       04/30/03      $197,230      $ 81,260      $278,490
                                          10/31/02      $156,558      $ 11,880      $168,438
-----------------------------------------------------------------------------------------------

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

The tax character of distributable earnings at October 31, 2002 was as follows:

------------------------------------------------------------------------------------------------------------
                                            Undistributed     Unrealized      (Capital loss        Total
                                              Ordinary      Appreciation/   Carry forwards)/   Distributable
                                               Income       (Depreciation) Undistributed Gains    Earnings
------------------------------------------------------------------------------------------------------------
McGlinn Balanced Portfolio                       $0           ($104,738)       ($817,900)        ($922,638)

PSA Sector Rotational Portfolio                  $0            $36,667         ($380,327)        ($416,994)

Baldwin Large-Cap Growth Portfolio               $0           ($160,258)       ($203,955)        ($364,213)

Cumberland Taxable Income Portfolio            $14,218         $37,217          $246,512          $297,947

Berkshire Advisors Select Equity Portfolio       $0             $4,019             $0              $4,019
------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of April 30, 2003:

--------------------------------------------------------------------------------------------------------------------
                                  McGlinn       Penn Street          Baldwin         Cumberland       Berkshire
                                  Balanced    Advisors Sector    Large Cap-Growth  Taxable Income  Advisors Select
                                 Portfolio  Rotational Portfolio     Portfolio        Portfolio     Equity Portfolio
--------------------------------------------------------------------------------------------------------------------
Gross Unrealized Appreciation      $48,351        $396,660            $75,784          $42,471           $4,626

Gross Unrealized Depreciation    ($116,826)       ($85,029)         ($146,076)         ($1,365)           ($607)
                                 -----------------------------------------------------------------------------------
Net Unrealized Depreciation       ($68,475)       $311,631           ($70,292)         $41,106           $4,019
                                 ===================================================================================
Federal Income Tax Cost          $1,133,527     $2,988,658         $1,310,417       $2,852,258         $607,617
---------------------------------===================================================================================

The difference between the federal income tax cost of portfolio investments and the financial cost for McGlinn Balanced Portfolio and Baldwin Large-Cap Growth Portfolio is due to certain timing differences in recognition of capital losses under income tax regulations and U.S. generally accepted accounting principles.

On October 31, 2002, the McGlinn Balanced Portfolio had a capital loss carry forward of $817,900, which expires $652,058 in 2006, $31,488 in 2007, $83,920 in
2008, and $50,434 in 2010, the PSA Sector Rotational Portfolio had a capital loss carry forward of $380,327, which expires $13,303 in 2008, $159,611 in 2009, and $207,414 ion 2010, and the Baldwin Large-Cap Growth Portfolio had a capital loss carry forward of $203,955, which expires $26,060 in 2009 and $177,895 in 2010.

NOTE (7) OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Citco-Quaker Fund Services, Inc., the Fund's administrator, Citco-Quaker Fund Advisors, Inc., the Fund's Investment Advisor, Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter, and Millennium Bank, the Fund's Custodian.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

NOTE (8) FUND DIRECTORS & OFFICERS

     The directors and officers of the Fund are listed below.

-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & DATE OF      POSITION(S)  TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING      NUMBER OF     OTHER
BIRTH                        HELD WITH    & LENGTH OF       PAST 5 YEARS                        PORTFOLIOS    DIRECTORSHIPS
                             THE FUND     TIME SERVED                                           OVERSEEN      HELD
-------------------------------------------------------------------------------------------------------------------------------
MR. JOHN A. LUKAN            Interested   Each Director     President & CEO of Citco-Quaker         Five        Director of
                             Director,    serves for an     Fund Services, Inc., Citco-Quaker                   Citco-Quaker
1288 Valley Forge Road,      Chairman     indefinite        Fund Advisors, Inc. and                            Fund Services,
Suite 75                                  period of         Citco-Quaker Fund Distributors,                        Inc.,
Valley Forge, PA  19482                   time.  Mr.        Inc. since June 1, 2003.  also                      Citco-Quaker
                                          Lukan has been    President & CEO of Quaker                          Fund Advisors,
Date of Birth                             a Director        Securities, Inc., a broker/dealer                     Inc. and
(02-15-1963)(1)                           since April       firm, since May, 1999.  Managing                    Citco-Quaker
                                          2003.             Director, Citco Curacao, from                           Fund
                                                            November 1993 to May 1999.  BSc                    Distributors,
                                                            from St. Mary's University in                      Inc. Director,
                                                            1985.  MBA, St. Mary's University                      Quaker
                                                            in 1987.  Canadian Chartered                        Securities,
                                                            Accountant, 1991.  Chartered                       Inc. Director,
                                                            Financial Analyst, 1999.                           Citco (Quaker
                                                                                                              Holdings), Inc.
-------------------------------------------------------------------------------------------------------------------------------
MR. VINCENT P. SMALL         Interested   Each Director     Retired general practice partner        Five        Director of
                             Director     serves for an     for PriceWaterhouseCoopers with                   Millennium Bank
30 Valley Stream Parkway,                 indefinite        34 years of diversified
Malvern, PA  19482                        period of         accounting and audit experience.
                                          time.  Mr.        Extensive client experience and
Date of Birth                             Small has         involvement in a number of areas,
(01-09-1944)                              served as a       including coordination with
                                          Director since    internal audit departments,
                                          the Fund's        merger and acquisition reviews,
                                          inception in      and corporate restructurings.
                                          2000.
-------------------------------------------------------------------------------------------------------------------------------
MR. JAMES R. BRINTON         Independent  Each Director     Principal and Senior Insurance          Five        Independent
                             Director     serves for an     Broker for Robert J. McAllister                    Trustee of The
123 West Lancaster Avenue,                indefinite        Agency, Inc., 123 West Lancaster                       Quaker
Wayne PA  19087                           period of         Avenue, Wayne PA  19087, a                           Investment
                                          time.  Mr.        commercial insurance brokerage                         Trust.
Date of Birth                             Brinton has       firm, since 1979.  BA in business
(07-03-1954)                              been a Director   from Marietta College; licensed
                                          since May 2002.   as a property and casualty broker
                                                            and life, accident and health
                                                            agent.
-------------------------------------------------------------------------------------------------------------------------------
MR. LEE G. FISHMAN           Independent  Each Director     Printing Business Consultant and        Five            None
                             Director     serves for an     an Angel Investor with Robin Hood
30 Valley Stream Parkway,                 indefinite        Ventures. Founder, CEO and
Malvern, PA  19482                        period of         President of bpm Group, Inc., 2,
                                          time.  Mr.        Merion Station, Pennsylvania,
Date of Birth                             Fishman has       from 1975 to 1999.
(01-06-54)                                served as a
                                          Director since
                                          the Fund's
                                          inception in
                                          2000.
-------------------------------------------------------------------------------------------------------------------------------


PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)  TERM OF OFFICE                                        NUMBER OF     OTHER
NAME, ADDRESS & DATE OF      HELD WITH    & LENGTH OF       PRINCIPAL OCCUPATION(S) DURING      PORTFOLIOS    DIRECTORSHIPS
BIRTH                        THE FUND     TIME SERVED       PAST 5 YEARS                        OVERSEEN      HELD
-------------------------------------------------------------------------------------------------------------------------------
MR. RICHARD W. STEVENS       Independent  Each Director     Principal with Hirtle Callaghan &       Five            None
                             Director     serves for an     Co., an investment advisory firm,
Five Tower Bridge,                        indefinite        since 2001.  Principal with the
Suite 500                                 period of         Vanguard Group, High Net Worth
300 Barr Harbor Drive                     time.  Mr.        Services Group, from 1995 to
West Conshohocken, PA                     Brinton has       2001.  Partner with Price
19428                                     been a Director   Waterhouse and had his own law
                                          since May 2002.   practice.  B.A. in economics from
Date of Birth                                               Lafayette College, Juris
(09-18-1956)                                                Doctorate from Rutgers University
                                                            School of Law, and L.L.M.
                                                            (Masters in Taxation) from
                                                            Villanova School of Law.
-------------------------------------------------------------------------------------------------------------------------------
MR. C. GARRETT WILLIAMS      Independent  Each Director     Chief Operating Officer, DG             Five            None
                             Director     serves for an     Capital Management, Inc., Boston,
1288 Valley Forge Road,                   indefinite        MA, an investment advisory firm,
Suite 88                                  period of         since 2001.  Senior Vice
Valley Forge, PA  19482                   time.  Mr.        President- Client Services,
                                          Williams has      Fidelity management Trust
Date of Birth                             been a Director   Company, Boston, MA, from 1997 to
(12-12-1954)                              since May 2002.   2001.  Over 25 years investment
                                                            industry experience.  BA degree
                                                            in economics from Gettysburg
                                                            College, Gettysburg, PA.
-------------------------------------------------------------------------------------------------------------------------------
MR. EDMUND B. PYLE, III,     Independent  Each Director     Partner in the law firm of Pyle         Five            None
ESQ.                         Director     serves for an     and Mocha since January 1989.
                                          indefinite        Temple University School of Law,
340 Jug Hollow Road,                      period of         Juris Doctorate, 1986.  Rensselar
Phoenixville, PA  19460                   time.  Mr.        Polytechnic Institute, completed
                                          Brinton has       PhD coursework, 1969. University
Date of Birth                             been a Director   of Arizona, MS in mechanical
(03-18-1940)                              since May 2002.   engineering, 1964. Worcester
                                                            Polytechnic Institute, BS, 1962.
-------------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL MARA          President    Officers serve    Managing Director, Millennium           Five        Independent
                                          an indefinite     Bank, Malvern, PA, since 2000.                      Trustee, the
30 Valley Stream Parkway                  term of           Previously principal, Vanguard                         Quaker
Malvern, PA  19355                        office.  Mr.      Fiduciary Trust Company, The                         Investment
                                          Mara has served   Vanguard Group, Valley Forge, PA,                    Trust, an
Date of Birth                             as President of   from 1997 to 1999.  District                          open-end
(05-05-55)                                the Fund since    Manager and Senior Vice                              management
                                          1999              President, Merrill Lynch Trust                       investment
                                                            Company, 1995 to 1997.  Served in                     company
                                                            various increasingly responsible
                                                            roles within Merrill Lynch from
                                                            1986 to 1997.  Mr. Mara also
                                                            served in the U.S. Army
                                                            Intelligence and Security Command
                                                            in Augsburg, Germany from
                                                            1976-1980.  Mr. Mara holds an MBA
                                                            in management from The American
                                                            University, Washington, DC and a
                                                            BA in Business Communications
                                                            from Emerson College, Boston, MA
-------------------------------------------------------------------------------------------------------------------------------


PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & DATE OF      POSITION(S)  TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING      NUMBER OF     OTHER
BIRTH                        HELD WITH    & LENGTH OF       PAST 5 YEARS                        PORTFOLIOS    DIRECTORSHIPS
                             THE FUND     TIME SERVED                                           OVERSEEN      HELD
-------------------------------------------------------------------------------------------------------------------------------
Mr. Paul Giorgio             Treasurer    Mr. Giorgio has   Chief Financial Officer,                Five            None
                             and Chief    served as         Citco-Quaker Fund Services, Inc.,
1288 Valley Forge Rd.        Accounting   Treasurer to      since May 2001.
Suite 88                     Officer      the Fund since    Chief Financial Officer, Quaker
Valley Forge, PA  19482                   May, 2002         Securities, Inc., from
                                                            2000-2001.  Chief Financial
Date of Birth                                               Officer, Declaration Service
(12-13-1963)                                                Company, from 1997 to 2001.
-------------------------------------------------------------------------------------------------------------------------------
Ms. Maria McGarry, Esq.      Secretary    Officers serve    General Counsel, Quaker                 Five            None
                                          an indefinite     Securities, Inc., since July
1288 Valley Forge Road,                   term of           2000.  Previously Special
Suite 75                                  office.  Ms.      Counsel, Saul Ewing LLP,
Valley Forge, PA  19482                   McGarry has       Philadelphia, PA, from 1997
                                          served as         through July, 2000.  Graduated
Date of Birth                             Secretary of      magna cum laude with a B.A.
(08-30-1962)                              the Fund since    degree from University of
                                          April 16, 2003.   Scranton, Scranton, PA, 1984.
                                                            Graduated magna cum laude with a
                                                            J.D. degree from Temple
                                                            University School of Law, 1987.
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Lukan is considered an "interested person" of the Fund because he is an executive officer and director of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal
     Underwriter (the "Citco-Quaker Group"). Mr. Lukan is also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco-Quaker Group.
(2) Mr. Small is considered an "interested person" of the Fund because he serves as a Director of Millennium Bank, the Fund's Custodian.

From May 23, 2002 to April16, 2003, Mr. Jeffry H. King, Sr. served as a Director of the Fund and Chairman of the Board of Directors. Mr. King resigned both positions on April 16, 2003. Mr. King was considered an "interested person" of the Fund because he is a director of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco-Quaker Group"). Mr. King is also a Director and Chairman of the Board of Directors of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco-Quaker Group.

From May 23, 2002 to April16, 2003, Mr. David D. Jones, Esq. served as a Director of the Fund and Secretary. Mr. Jones resigned both positions on April 16, 2003. Mr. Jones was considered an "interested person" of the Fund because, during his service as a Director of the Fund, he was an executive officer of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco-Quaker Group").

Item 2 - Code of Ethics
         Not applicable.

Item 3 - Audit Committee Financial Expert
         Not applicable.

Item 4 - Principal Accountant Fees and Services
         Not applicable.

Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - [Reserved]

Item 9 - Controls and Procedures
         Not applicable.

Item 10 - Exhibits

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

     Exhibit 99.302 CERT - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Penn Street Fund, Inc.
(Registrant)

By: /s/ G. Michael Mara
    ---------------------
    G. Michael Mara
    President

Date: July 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ G. Michael Mara
    ---------------------
    G. Michael Mara
    President

Date: July 9, 2003

By: /s/ Paul Giorgio
    ---------------------
    Paul Giorgio
    Treasurer

Date: July 9, 2003